Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Borrowings [Abstract]
Schedule of Long Term Borrowings	The interest expenses were RMB52, RMB24 and RMB251 for the years ended December 31, 2022, 2023 and 2024 as follows:
Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		10,000